Leases (Narrative) (Details) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Lease liabilities [abstract]
Right-of-use assets	$ 0	$ 0	$ 12,192
Total lease liability	$ 0	$ 0	$ 15,189